ORGANIZATION AND BUSINESS DESCRIPTION	12 Months Ended
Jun. 30, 2019
ORGANIZATION AND BUSINESS DESCRIPTION
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 — ORGANIZATION AND BUSINESS DESCRIPTION

Leaping Group Co., Ltd. (“Leaping Group” or the “Company”) was incorporated under the laws of the Cayman Islands on August 21, 2018.

On July 16, 2018, Yuezhong Media Co., Limited (“Yuezhong Media HK”) was incorporated in accordance with laws and regulations of Hong Kong. On September 4, 2018, Yuezhong International Co., Ltd (“Yuezhong International”) was incorporated under the law of British Virgin Islands. Leaping Group owns 100% of Yuezhong International. Yuezhong International owns 100% of Yuezhong Media HK. Yuezhong Media HK and Yuezhong International are currently not engaging in any active business and merely acting as holding companies.

On October, 12, 2018, Yuezhong (Shenyang) Technology Co., Ltd. (“Yuezhong Shenyang” or “WFOE”) was incorporated, as a wholly foreign-owned enterprise in the People’s Republic of China (“PRC” or “China”). WFOE is wholly owned by Yuezhong Media HK.

Leaping Media Group Co., Ltd (“LMG”) was incorporated on November 19, 2013, as a limited company pursuant to PRC laws. LMG also owns 100% of the following companies: Horgos Xinyuezhong Film Media Co., Ltd., incorporated on December 25, 2017 and dissolved on April 17, 2019; Shenyang Tianniu Media Co., Ltd. (“Shenyang Tianniu”), incorporated on January 10, 2013; Yuezhong Media (Dalian) Co., Ltd., incorporated on March 15, 2016; Yuezhong (Beijing) Film Co., Ltd., incorporated on May 26, 2017; Harbin Yuechuzhong Media Co., Ltd. (“Harbin Yuechuzhong”), incorporated on January 10, 2018; Shenyang Xiagong Hotel Management Co., Ltd., incorporated on June 11, 2018; and Liaoning Leaping International Cinema Management Co., Ltd. (“Liaoning Cinema”), incorporated on September 29, 2018.

On October 15, 2018, WFOE entered into a series of agreements with the shareholders of LMG. These agreements are designed to provide WFOE with the power, rights, and obligations equivalent in all material respects to those it would possess as the sole equity holder of LMG, including absolute control rights and the rights to the assets, property, and revenue of LMG. According to the Exclusive Service Agreement, LMG is obligated to pay service fees to WFOE approximately equal to the net income of LMG. In essence, WFOE has gained effective control over LMG. Therefore, the Company believes that LMG should be considered as a Variable Interest Entity (“VIE”) under the Statement of Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (“ASC”) 810 “Consolidation.” Accordingly, the accounts of LMG are consolidated with those of WFOE and are ultimately consolidated into those of Leaping Group.

The above-mentioned transaction was considered a reorganization of the Company (the “Reorganization”). After the Reorganization, Leaping Group ultimately owns 100% equity interests of Yuezhong Media HK and WFOE, which further has the effective control over the operating entity, LMG and its subsidiaries through the VIE agreements.

In accordance with Accounting Standards Codification (“ASC”) 805‑50‑25, the Reorganization has been accounted for as a recapitalization among entities under common control since the same controlling shareholder controlled all these entities before and after the Reorganization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the period presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period. By eliminating the effects of intra-entity transactions in determining the results of operations for the period before the Reorganization, those results will be on substantially the same basis as the results of operations for the period after the date of combination. The effects of intra-entity transactions on current assets, current liabilities, revenue, and cost of sales for periods presented and on retained earnings (accumulated deficit) at the beginning of the periods presented are eliminated to the extent possible. Furthermore, ASC 805‑50‑45‑5 indicates that the financial statements and financial information presented for prior years also shall be retrospectively adjusted to furnish comparative information.

Leaping Group, through its subsidiaries and its VIE (collectively, the “Group”), is principally engaged in the Multi-Channel Advertising Business, Event Planning and Execution Business, Film Production Business and Movie Theater Operating Business in China.